Finance Receivables -- TDR average net receivables HFI and HFS and finance charges recognized (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 261	$ 241	$ 270	$ 237
TDR finance charges recognized	7	3	16	11
TDR average net receivables, held for sale	112	92	106	91
TDR finance charges recognized, held for sale	2	2	5	4
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	12	0	12
TDR finance charges recognized	0	1	0	1
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	159	199	187	197
TDR finance charges recognized	3	2	9	8
TDR average net receivables, held for sale	112	92	105	91
TDR finance charges recognized, held for sale	2	2	5	4
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	102	30	83	28
TDR finance charges recognized	4	0	7	2
TDR average net receivables, held for sale	0	0	1	0
TDR finance charges recognized, held for sale	$ 0	$ 0	$ 0	$ 0